Not FDIC Insured May Lose Value No Bank Guarantee
FAS6-Q3PH

Schedules of Investments
(unaudited)
Franklin Emerging Market Core Equity (IU) Fund 2
Franklin International Core Equity (IU) Fund 9
Franklin U.S. Core Equity (IU) Fund 16
Notes to Schedules of Investments 22

Franklin Fund Allocator Series
Schedule of Investments (unaudited), April 30, 2025
Franklin Emerging Market Core Equity (IU) Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.9%
Aerospace & Defense 0.8%
Aselsan Elektronik Sanayi ve Ticaret A/S .................. Turkiye 83,082 $ 292,688
a
Hindustan Aeronautics Ltd. , Reg S ...................... India 13,944 739,430
1,032,118
Air Freight & Logistics 0.3%
a,b
JD Logistics, Inc. , 144A , Reg S ......................... China 231,200 362,617
Automobile Components 0.6%
Hankook Tire & Technology Co. Ltd. ..................... South Korea 12,382 359,645
Hyundai Mobis Co. Ltd. ............................... South Korea 2,582 484,664
844,309
Automobiles 2.9%
BYD Co. Ltd. , A ..................................... China 6,700 326,079
BYD Co. Ltd. , H .................................... China 31,500 1,496,132
Geely Automobile Holdings Ltd. ......................... China 672,000 1,410,731
Kia Corp. ......................................... South Korea 2,171 137,974
Seres Group Co. Ltd. , A .............................. China 15,000 269,620
Tata Motors Ltd. .................................... India 30,789 234,634
3,875,170
Banks 15.8%
AMMB Holdings Bhd. ................................ Malaysia 412,500 493,521
Axis Bank Ltd. ...................................... India 10,138 142,207
Banco de Chile ..................................... Chile 4,091,587 600,630
Banco do Brasil SA .................................. Brazil 122,100 622,425
Bank Central Asia Tbk. PT ............................ Indonesia 631,200 335,603
Bank of Shanghai Co. Ltd. , A ........................... China 141,000 201,633
b
Bank Polska Kasa Opieki SA ........................... Poland 14,110 707,216
China CITIC Bank Corp. Ltd. , H ......................... China 1,481,000 1,171,362
China Construction Bank Corp. , H ....................... China 2,219,000 1,822,749
Dubai Islamic Bank PJSC ............................. United Arab
Emirates 405,011 834,441
Emirates NBD Bank PJSC ............................ United Arab
Emirates 100,492 562,401
Eurobank Ergasias Services and Holdings SA .............. Greece 177,568 503,942
Hana Financial Group, Inc. ............................ South Korea 30,225 1,370,708
HDFC Bank Ltd. .................................... India 78,646 1,786,362
ICICI Bank Ltd. ..................................... India 46,383 779,665
Industrial Bank of Korea .............................. South Korea 46,496 501,804
Kasikornbank PCL .................................. Thailand 84,000 401,141
KB Financial Group, Inc. .............................. South Korea 13,076 826,387
Komercni Banka A/S ................................. Czech Republic 6,090 295,985
Malayan Banking Bhd. ............................... Malaysia 57,700 133,709
Nedbank Group Ltd. ................................. South Africa 44,592 607,585
OTP Bank Nyrt. ..................................... Hungary 18,052 1,333,466
Qatar National Bank QPSC ............................ Qatar 74,562 341,979
Riyad Bank ........................................ Saudi Arabia 183,415 1,505,702
Shinhan Financial Group Co. Ltd. ....................... South Korea 36,820 1,330,675
TMBThanachart Bank PCL ............................ Thailand 4,170,100 228,433
Woori Financial Group, Inc. ............................ South Korea 105,153 1,309,424
20,751,155
Beverages 2.1%
Arca Continental SAB de CV ........................... Mexico 76,900 809,253
a
Nongfu Spring Co. Ltd. , H , 144A , Reg S .................. China 185,000 850,481
United Spirits Ltd. ................................... India 21,895 404,880

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Beverages (continued)
Wuliangye Yibin Co. Ltd. , A ............................ China 38,500 $ 682,338
2,746,952
Broadline Retail 4.1%
Alibaba Group Holding Ltd. ............................ China 223,900 3,342,834
b
PDD Holdings, Inc. , ADR .............................. China 8,000 844,560
Vipshop Holdings Ltd. , ADR ........................... China 53,021 722,146
Woolworths Holdings Ltd. ............................. South Africa 155,608 481,850
5,391,390
Capital Markets 1.6%
China Galaxy Securities Co. Ltd. , H ...................... China 127,000 115,371
a
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 12,622 654,107
Hithink RoyalFlush Information Network Co. Ltd. , A .......... China 5,200 184,494
Huatai Securities Co. Ltd. , A ........................... China 70,900 156,848
Korea Investment Holdings Co. Ltd. ..................... South Korea 7,146 417,220
Reinet Investments SCA .............................. Luxembourg 22,746 597,360
2,125,400
Chemicals 3.2%
Asian Paints Ltd. .................................... India 26,187 752,079
a,b,c
PhosAgro PJSC , GDR , Reg S .......................... Russia 32,310 —
PI Industries Ltd. .................................... India 11,365 489,561
Pidilite Industries Ltd. ................................ India 25,049 900,513
SABIC Agri-Nutrients Co. ............................. Saudi Arabia 18,089 476,511
Saudi Aramco Base Oil Co. ............................ Saudi Arabia 4,285 113,511
Solar Industries India Ltd. ............................. India 4,506 701,814
Supreme Industries Ltd. .............................. India 10,541 441,526
Yanbu National Petrochemical Co. ...................... Saudi Arabia 38,642 329,454
4,204,969
Communications Equipment 0.1%
ZTE Corp. , A ....................................... China 40,000 176,605
Construction & Engineering 0.2%
China Communications Services Corp. Ltd. , H .............. China 412,000 214,570
Consumer Finance 0.5%
Krungthai Card PCL ................................. Thailand 153,300 213,805
Muthoot Finance Ltd. ................................ India 19,490 501,745
715,550
Consumer Staples Distribution & Retail 1.0%
Bid Corp. Ltd. ...................................... South Africa 17,473 439,144
Cencosud SA ...................................... Chile 49,231 168,455
Sumber Alfaria Trijaya Tbk. PT ......................... Indonesia 2,677,000 346,550
Wal-Mart de Mexico SAB de CV ........................ Mexico 125,800 398,688
1,352,837
Diversified Telecommunication Services 1.4%
b
Indus Towers Ltd. ................................... India 124,859 601,712
LG Uplus Corp. ..................................... South Korea 36,527 308,419
Ooredoo QPSC ..................................... Qatar 132,894 473,457
Saudi Telecom Co. .................................. Saudi Arabia 12,312 156,310
Telekom Malaysia Bhd. ............................... Malaysia 198,100 312,203
1,852,101
Electric Utilities 1.0%
CEZ A/S .......................................... Czech Republic 14,143 717,893

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
c
Inter RAO UES PJSC ................................ Russia 8,656,700 $ —
Public Power Corp. SA ............................... Greece 7,130 106,877
Tenaga Nasional Bhd. ................................ Malaysia 146,700 471,808
1,296,578
Electrical Equipment 2.8%
ABB India Ltd. ...................................... India 4,653 303,980
Contemporary Amperex Technology Co. Ltd. , A ............. China 37,800 1,208,603
Havells India Ltd. ................................... India 32,756 620,262
HD Hyundai Electric Co. Ltd. ........................... South Korea 2,543 553,420
Voltronic Power Technology Corp. ....................... Taiwan 10,000 468,913
WEG SA .......................................... Brazil 63,500 499,483
3,654,661
Electronic Equipment, Instruments & Components 2.3%
AAC Technologies Holdings, Inc. ........................ China 126,000 603,157
Delta Electronics, Inc. ................................ Taiwan 40,000 419,128
Hon Hai Precision Industry Co. Ltd. ...................... Taiwan 301,000 1,341,045
Largan Precision Co. Ltd. ............................. Taiwan 10,000 712,917
3,076,247
Entertainment 1.1%
International Games System Co. Ltd. .................... Taiwan 5,000 129,629
NetEase, Inc. ...................................... China 62,300 1,339,223
1,468,852
Financial Services 1.1%
Bajaj Holdings & Investment Ltd. ........................ India 1,644 233,727
Meritz Financial Group, Inc. ............................ South Korea 13,786 1,204,355
1,438,082
Food Products 1.8%
a
China Feihe Ltd. , 144A , Reg S ......................... China 200,000 151,139
Gruma SAB de CV , B ................................ Mexico 26,325 503,075
Indofood Sukses Makmur Tbk. PT ....................... Indonesia 728,700 351,505
JBS SA ........................................... United States 69,100 536,713
Orion Corp. ........................................ South Korea 1,949 168,937
QL Resources Bhd. .................................. Malaysia 149,150 165,907
Want Want China Holdings Ltd. ......................... China 784,000 513,061
2,390,337
Gas Utilities 0.2%
Kunlun Energy Co. Ltd. ............................... China 274,000 261,170
Health Care Equipment & Supplies 0.2%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , A ........ China 7,700 232,878
Health Care Providers & Services 0.5%
Apollo Hospitals Enterprise Ltd. ......................... India 1,523 125,882
Bumrungrad Hospital PCL ............................. Thailand 98,900 487,268
613,150
Hotels, Restaurants & Leisure 2.1%
Indian Hotels Co. Ltd. (The) , A .......................... India 71,979 669,734
a,b
Meituan Dianping , B , 144A , Reg S ...................... China 107,310 1,776,779
OPAP SA ......................................... Greece 15,777 350,552
2,797,065

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Products 0.1%
Kimberly-Clark de Mexico SAB de CV , A .................. Mexico 89,700 $ 158,126
Independent Power and Renewable Electricity Producers 0.6%
b
Adani Power Ltd. ................................... India 72,481 455,432
China Yangtze Power Co. Ltd. , A ........................ China 40,100 162,835
NTPC Ltd. ......................................... India 24,680 103,397
721,664
Insurance 2.5%
BB Seguridade Participacoes SA ........................ Brazil 115,200 868,189
Caixa Seguridade Participacoes SA ..................... Brazil 58,400 168,352
DB Insurance Co. Ltd. ................................ South Korea 4,785 308,275
Fubon Financial Holding Co. Ltd. ........................ Taiwan 224,000 593,697
OUTsurance Group Ltd. .............................. South Africa 142,915 586,681
People's Insurance Co. Group of China Ltd. (The) , H ......... China 359,000 212,462
Ping An Insurance Group Co. of China Ltd. , H .............. China 22,500 134,663
Samsung Life Insurance Co. Ltd. ........................ South Korea 6,881 417,798
3,290,117
Interactive Media & Services 5.8%
a,b
Kuaishou Technology , 144A , Reg S ...................... China 128,100 845,498
Tencent Holdings Ltd. ................................ China 110,200 6,749,855
7,595,353
IT Services 2.7%
Elm Co. .......................................... Saudi Arabia 3,410 943,620
HCL Technologies Ltd. ............................... India 11,098 205,845
Infosys Ltd. ........................................ India 33,075 584,698
Tata Consultancy Services Ltd. ......................... India 43,822 1,788,810
3,522,973
Life Sciences Tools & Services 0.3%
WuXi AppTec Co. Ltd. , A .............................. China 15,400 125,682
a
WuXi AppTec Co. Ltd. , H , 144A , Reg S ................... China 38,140 294,769
420,451
Machinery 0.3%
CRRC Corp. Ltd. , A .................................. China 189,400 182,965
Sinotruk Hong Kong Ltd. .............................. China 114,500 275,132
458,097
Marine Transportation 0.4%
COSCO SHIPPING Holdings Co. Ltd. , H .................. China 236,500 356,887
Yang Ming Marine Transport Corp. ...................... Taiwan 98,000 209,375
566,262
Metals & Mining 3.4%
Aluminum Corp. of China Ltd. , H ........................ China 652,000 349,951
China Hongqiao Group Ltd. ............................ China 115,000 206,427
b,c
GMK Norilskiy Nickel PAO ............................. Russia 316,400 —
Harmony Gold Mining Co. Ltd. ......................... South Africa 81,759 1,284,628
Hindalco Industries Ltd. ............................... India 59,423 439,193
Kumba Iron Ore Ltd. ................................. South Africa 11,156 194,017
NMDC Ltd. ........................................ India 519,298 398,388
c
Novolipetsk Steel PJSC .............................. Russia 347,890 —
c
Severstal PAO ..................................... Russia 48,409 —
Vale SA ........................................... Brazil 84,700 788,920

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
Vedanta Ltd. ....................................... India 164,437 $ 816,517
4,478,041
Oil, Gas & Consumable Fuels 5.4%
China Coal Energy Co. Ltd. , H ......................... China 340,000 351,291
Coal India Ltd. ..................................... India 283,360 1,291,068
ORLEN SA ........................................ Poland 82,029 1,481,309
PetroChina Co. Ltd. , H ............................... China 2,048,000 1,564,955
Petroleo Brasileiro SA ................................ Brazil 103,900 586,768
Petronas Dagangan Bhd. ............................. Malaysia 50,700 231,888
Reliance Industries Ltd. ............................... India 77,714 1,290,388
United Tractors Tbk. PT .............................. Indonesia 247,600 338,375
7,136,042
Personal Care Products 0.9%
Colgate-Palmolive India Ltd. ........................... India 22,331 684,310
a
Giant Biogene Holding Co. Ltd. , 144A , Reg S .............. China 46,600 481,462
1,165,772
Pharmaceuticals 2.2%
CSPC Pharmaceutical Group Ltd. ....................... China 1,197,600 943,277
Dr Reddy's Laboratories Ltd. ........................... India 12,302 172,685
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , A ............... China 21,700 152,495
Lupin Ltd. ......................................... India 36,172 899,493
Richter Gedeon Nyrt. ................................ Hungary 10,095 306,168
Sun Pharmaceutical Industries Ltd. ...................... India 17,077 370,375
2,844,493
Real Estate Management & Development 1.8%
China Overseas Land & Investment Ltd. .................. China 76,000 134,835
Emaar Development PJSC ............................ United Arab
Emirates 163,501 595,835
Emaar Properties PJSC .............................. United Arab
Emirates 474,922 1,697,017
2,427,687
Semiconductors & Semiconductor Equipment 13.5%
MediaTek, Inc. ..................................... Taiwan 57,000 2,422,107
Novatek Microelectronics Corp. ......................... Taiwan 73,000 1,187,217
Realtek Semiconductor Corp. .......................... Taiwan 32,000 526,050
SK Hynix, Inc. ...................................... South Korea 10,729 1,338,691
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 435,000 12,325,531
17,799,596
Specialty Retail 2.0%
a
Pop Mart International Group Ltd. , 144A , Reg S ............ China 68,800 1,715,959
Trent Ltd. ......................................... India 14,542 888,868
2,604,827
Technology Hardware, Storage & Peripherals 4.2%
Compal Electronics, Inc. .............................. Taiwan 183,000 157,686
Pegatron Corp. ..................................... Taiwan 322,000 818,129
Samsung Electronics Co. Ltd. .......................... South Korea 85,715 3,344,389
a,b
Xiaomi Corp. , B , 144A , Reg S .......................... China 178,400 1,142,153
5,462,357
Textiles, Apparel & Luxury Goods 0.9%
ANTA Sports Products Ltd. ............................ China 56,600 668,776
Bosideng International Holdings Ltd. ..................... China 650,000 336,343

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
Pou Chen Corp. .................................... Taiwan 115,000 $ 118,423
1,123,542
Transportation Infrastructure 0.7%
International Container Terminal Services, Inc. .............. Philippines 111,720 683,300
Promotora y Operadora de Infraestructura SAB de CV ....... Mexico 17,180 192,138
875,438
Wireless Telecommunication Services 1.5%
Advanced Info Service PCL ............................ Thailand 13,700 120,843
Bharti Airtel Ltd. .................................... India 11,496 253,582
Etihad Etisalat Co. .................................. Saudi Arabia 48,672 814,887
SK Telecom Co. Ltd. ................................. South Korea 9,260 353,795
Turkcell Iletisim Hizmetleri A/S .......................... Turkiye 194,731 456,752
1,999,859
Total Common Stocks (Cost $ 107,887,651 ) ...................................
127,525,460
Preferred Stocks 2.5%
Banks 2.1%
d
Bancolombia SA , 10 .42% ............................. Colombia 17,343 178,127
d
Itau Unibanco Holding SA , 11 .24% ...................... Brazil 153,890 964,804
d
Itausa SA , 4 .66% ................................... Brazil 837,549 1,579,125
2,722,056
Electric Utilities 0.4%
d
Cia Energetica de Minas Gerais , 12 .63% .................. Brazil 297,790 574,575
Total Preferred Stocks (Cost $ 2,554,214 ) .....................................
3,296,631
Total Long Term Investments (Cost $ 110,441,865 ) .............................
130,822,091
a
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.7%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 974,572 974,572
Total Money Market Funds (Cost $ 974,572 ) ...................................
974,572
Total Short Term Investments (Cost $ 974,572 ) ................................
974,572
a
Total Investments (Cost $ 111,416,437 ) 100.1% ................................
$131,796,663
Other Assets, less Liabilities (0.1) % .........................................
(238,126)
Net Assets 100.0% .........................................................
$131,558,537
a a a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 26 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $9,014,394, representing 6.9% of net assets.
b
Non-income producing.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), April 30, 2025
Franklin International Core Equity (IU) Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.5%
Aerospace & Defense 3.1%
BAE Systems plc ................................... United Kingdom 234,549 $ 5,437,464
Dassault Aviation SA ................................. France 4,892 1,763,893
Leonardo SpA ...................................... Italy 19,021 988,870
MTU Aero Engines AG ............................... Germany 3,214 1,112,383
Rolls-Royce Holdings plc ............................. United Kingdom 85,693 867,425
Safran SA ......................................... France 15,999 4,257,647
14,427,682
Air Freight & Logistics 0.4%
Deutsche Post AG ................................... Germany 11,865 506,968
DSV A/S .......................................... Denmark 5,414 1,147,551
1,654,519
Automobile Components 0.5%
Cie Generale des Etablissements Michelin SCA ............ France 42,908 1,568,962
Continental AG ..................................... Germany 10,738 839,440
2,408,402
Automobiles 1.9%
Ferrari NV ......................................... Italy 1,001 458,238
Isuzu Motors Ltd. ................................... Japan 117,851 1,584,912
Stellantis NV ....................................... United States 149,639 1,392,454
Subaru Corp. ...................................... Japan 123,952 2,244,513
Toyota Motor Corp. .................................. Japan 169,782 3,242,738
8,922,855
Banks 11.7%
a
ABN AMRO Bank NV , CVA , 144A , Reg S ................. Netherlands 73,702 1,527,315
AIB Group plc ...................................... Ireland 417,595 2,806,681
Barclays plc ....................................... United Kingdom 705,066 2,808,731
BNP Paribas SA .................................... France 51,986 4,404,747
Commonwealth Bank of Australia ....................... Australia 32,944 3,511,473
DBS Group Holdings Ltd. ............................. Singapore 21,292 691,760
Erste Group Bank AG ................................ Austria 9,605 650,466
HSBC Holdings plc .................................. United Kingdom 852,362 9,501,599
ING Groep NV ..................................... Netherlands 246,410 4,785,114
Intesa Sanpaolo SpA ................................. Italy 597,656 3,190,460
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 50,350 634,366
NatWest Group plc .................................. United Kingdom 899,953 5,788,756
Standard Chartered plc ............................... United Kingdom 352,228 5,073,229
Sumitomo Mitsui Financial Group, Inc. .................... Japan 133,198 3,177,733
UniCredit SpA ...................................... Italy 113,783 6,619,992
55,172,422
Beverages 0.9%
Asahi Group Holdings Ltd. ............................. Japan 78,980 1,091,685
Coca-Cola HBC AG ................................. Italy 56,798 2,957,682
4,049,367
Biotechnology 0.7%
CSL Ltd. .......................................... United States 13,596 2,182,334
b
Genmab A/S ....................................... Denmark 2,403 509,529
b
Swedish Orphan Biovitrum AB .......................... Sweden 16,063 488,552
3,180,415
Broadline Retail 1.1%
Next plc .......................................... United Kingdom 26,014 4,291,700

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Broadline Retail (continued)
Wesfarmers Ltd. .................................... Australia 17,901 $ 896,773
5,188,473
Building Products 1.0%
Cie de Saint-Gobain SA .............................. France 43,296 4,707,055
Capital Markets 3.5%
3i Group plc ....................................... United Kingdom 120,013 6,803,662
Deutsche Bank AG .................................. Germany 166,426 4,363,746
Macquarie Group Ltd. ................................ Australia 18,910 2,336,804
Partners Group Holding AG ............................ Switzerland 1,762 2,308,699
Singapore Exchange Ltd. ............................. Singapore 70,244 772,745
16,585,656
Chemicals 2.2%
Air Liquide SA ...................................... France 2,306 473,833
Asahi Kasei Corp. ................................... Japan 130,600 910,118
b
BASF SE ......................................... Germany 15,837 808,787
Givaudan SA ....................................... Switzerland 894 4,312,979
Mitsubishi Chemical Group Corp. ....................... Japan 172,400 838,133
Nitto Denko Corp. ................................... Japan 172,841 3,037,994
10,381,844
Commercial Services & Supplies 0.3%
Brambles Ltd. ...................................... Australia 48,428 636,424
Securitas AB , B ..................................... Sweden 35,781 567,013
1,203,437
Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 179,980 1,520,360
Construction & Engineering 0.7%
ACS Actividades de Construccion y Servicios SA ............ Spain 36,853 2,309,018
Eiffage SA ......................................... France 8,040 1,094,025
3,403,043
Construction Materials 0.4%
b
Holcim AG ........................................ United States 18,595 2,077,954
Consumer Staples Distribution & Retail 1.6%
Carrefour SA ....................................... France 39,685 612,090
Koninklijke Ahold Delhaize NV .......................... Netherlands 61,071 2,507,518
Tesco plc ......................................... United Kingdom 881,167 4,360,898
7,480,506
Diversified Consumer Services 0.1%
Pearson plc ....................................... United Kingdom 36,715 588,587
Diversified Telecommunication Services 2.6%
Deutsche Telekom AG ................................ Germany 212,703 7,639,765
Telenor ASA ....................................... Norway 158,506 2,380,759
Telia Co. AB ....................................... Sweden 560,752 2,106,450
12,126,974
Electric Utilities 1.6%
Iberdrola SA ....................................... Spain 420,385 7,577,801
Electrical Equipment 1.7%
ABB Ltd. .......................................... Switzerland 54,392 2,872,482
Fujikura Ltd. ....................................... Japan 50,200 1,867,786
Mitsubishi Electric Corp. .............................. Japan 115,585 2,236,039

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Schneider Electric SE ................................ United States 4,330 $ 1,011,686
7,987,993
Electronic Equipment, Instruments & Components 0.5%
Keyence Corp. ..................................... Japan 2,169 906,841
Yokogawa Electric Corp. .............................. Japan 60,547 1,310,246
2,217,087
Entertainment 1.3%
Nintendo Co. Ltd. ................................... Japan 30,727 2,550,956
b
Sea Ltd. , ADR ...................................... Singapore 26,895 3,605,275
6,156,231
Financial Services 1.4%
EXOR NV ......................................... Netherlands 23,098 2,180,791
Industrivarden AB , A ................................. Sweden 29,418 1,033,810
Investor AB , B ...................................... Sweden 116,474 3,450,946
6,665,547
Food Products 3.8%
Associated British Foods plc ........................... United Kingdom 83,977 2,314,838
Chocoladefabriken Lindt & Spruengli AG .................. Switzerland 52 757,848
MEIJI Holdings Co. Ltd. ............................... Japan 46,258 1,137,338
Nestle SA ......................................... United States 111,798 11,899,487
a
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 2,135,692 1,909,752
18,019,263
Gas Utilities 0.6%
Tokyo Gas Co. Ltd. .................................. Japan 79,645 2,646,029
Health Care Equipment & Supplies 1.6%
Cochlear Ltd. ...................................... Australia 13,668 2,393,685
EssilorLuxottica SA .................................. France 3,453 994,992
Fisher & Paykel Healthcare Corp. Ltd. .................... New Zealand 23,458 473,219
Hoya Corp. ........................................ Japan 26,859 3,160,396
Straumann Holding AG ............................... Switzerland 3,710 452,385
7,474,677
Health Care Providers & Services 0.2%
Fresenius Medical Care AG ............................ Germany 16,271 827,796
Health Care Technology 0.2%
Pro Medicus Ltd. .................................... Australia 5,615 823,329
Hotels, Restaurants & Leisure 1.2%
Aristocrat Leisure Ltd. ................................ Australia 45,825 1,957,142
InterContinental Hotels Group plc ....................... United Kingdom 31,086 3,317,184
Sodexo SA ........................................ France 9,235 586,209
5,860,535
Household Durables 1.8%
Panasonic Holdings Corp. ............................. Japan 294,700 3,379,021
Sekisui House Ltd. .................................. Japan 29,887 687,108
Sony Group Corp. ................................... Japan 170,400 4,495,629
8,561,758
Independent Power and Renewable Electricity Producers 0.1%
RWE AG .......................................... Germany 14,486 562,551

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 1.7%
Hitachi Ltd. ........................................ Japan 186,407 $ 4,607,145
Siemens AG ....................................... Germany 13,619 3,135,929
7,743,074
Insurance 4.9%
Aegon Ltd. ........................................ Netherlands 330,443 2,125,392
Ageas SA/NV ...................................... Belgium 36,444 2,285,630
AIA Group Ltd. ..................................... Hong Kong 482,946 3,618,674
Allianz SE ......................................... Germany 2,060 851,968
b
AXA SA ........................................... France 62,642 2,962,710
Japan Post Insurance Co. Ltd. ......................... Japan 48,330 971,585
MS&AD Insurance Group Holdings, Inc. .................. Japan 57,228 1,300,782
b
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 5,100 3,491,508
Sompo Holdings, Inc. ................................ Japan 161,665 5,297,942
22,906,191
Interactive Media & Services 0.5%
a
Auto Trader Group plc , 144A , Reg S ..................... United Kingdom 192,810 2,166,192
IT Services 0.6%
NEC Corp. ........................................ Japan 122,320 2,977,614
Leisure Products 0.2%
Bandai Namco Holdings, Inc. .......................... Japan 24,500 851,437
Life Sciences Tools & Services 0.4%
Eurofins Scientific SE ................................ Luxembourg 31,176 1,967,404
Machinery 3.4%
Atlas Copco AB , A ................................... Sweden 185,677 2,874,038
GEA Group AG ..................................... Germany 40,967 2,672,673
Komatsu Ltd. ...................................... Japan 99,632 2,881,315
Makita Corp. ....................................... Japan 61,371 1,794,737
Schindler Holding AG ................................ Switzerland 6,072 2,152,791
Wartsila OYJ Abp ................................... Finland 120,620 2,228,614
b
Yangzijiang Shipbuilding Holdings Ltd. .................... China 688,400 1,179,204
15,783,372
Marine Transportation 0.3%
AP Moller - Maersk A/S , B ............................. Denmark 716 1,232,870
Media 0.2%
Publicis Groupe SA .................................. France 11,119 1,131,325
Metals & Mining 1.9%
BHP Group Ltd. .................................... Australia 173,431 4,133,494
Fortescue Ltd. ...................................... Australia 405,490 4,187,773
Northern Star Resources Ltd. .......................... Australia 44,027 540,813
8,862,080
Multi-Utilities 0.9%
Centrica plc ....................................... United Kingdom 1,282,263 2,745,366
Engie SA ......................................... France 62,871 1,299,438
4,044,804
Oil, Gas & Consumable Fuels 3.6%
BP plc ............................................ United States 655,829 3,028,220
ENEOS Holdings, Inc. ................................ Japan 427,771 2,059,388
Equinor ASA ....................................... Norway 182,030 4,120,364
Idemitsu Kosan Co. Ltd. .............................. Japan 224,569 1,391,658
Shell plc .......................................... United States 102,143 3,296,333

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
TotalEnergies SE ................................... France 56,733 $ 3,231,238
17,127,201
Passenger Airlines 0.2%
Qantas Airways Ltd. ................................. Australia 199,616 1,128,613
Personal Care Products 2.2%
Beiersdorf AG ...................................... Germany 19,650 2,768,646
b
L'Oreal SA ........................................ France 8,618 3,807,997
Unilever plc ........................................ United Kingdom 61,636 3,924,357
10,501,000
Pharmaceuticals 10.1%
AstraZeneca plc .................................... United Kingdom 26,130 3,743,560
Chugai Pharmaceutical Co. Ltd. ........................ Japan 60,100 3,462,334
GSK plc .......................................... United States 312,902 6,190,043
Ipsen SA .......................................... France 9,749 1,133,839
Novartis AG ....................................... United States 93,165 10,626,149
Novo Nordisk A/S , B ................................. Denmark 75,586 5,053,798
Roche Holding AG .................................. United States 24,570 8,034,059
Roche Holding AG .................................. United States 8,083 2,811,888
Sanofi SA ......................................... United States 20,454 2,237,500
Shionogi & Co. Ltd. .................................. Japan 171,073 2,874,114
UCB SA .......................................... Belgium 6,768 1,240,840
47,408,124
Professional Services 1.7%
Recruit Holdings Co. Ltd. ............................. Japan 49,253 2,729,370
RELX plc ......................................... United Kingdom 45,741 2,496,322
Teleperformance SE ................................. France 8,785 963,319
Wolters Kluwer NV .................................. Netherlands 11,347 2,003,415
8,192,426
Real Estate Management & Development 1.1%
CK Asset Holdings Ltd. ............................... Hong Kong 484,788 1,980,537
Mitsubishi Estate Co. Ltd. ............................. Japan 89,656 1,574,895
Sun Hung Kai Properties Ltd. .......................... Hong Kong 46,000 436,375
Wharf Real Estate Investment Co. Ltd. ................... Hong Kong 456,093 1,090,769
5,082,576
Retail REITs 0.4%
Klepierre SA ....................................... France 50,876 1,862,223
Semiconductors & Semiconductor Equipment 3.1%
Advantest Corp. .................................... Japan 33,300 1,393,137
ASM International NV ................................ Netherlands 985 481,455
ASML Holding NV ................................... Netherlands 10,077 6,745,967
Disco Corp. ........................................ Japan 17,035 3,295,924
Tokyo Electron Ltd. .................................. Japan 18,938 2,819,838
14,736,321
Software 4.5%
b
Check Point Software Technologies Ltd. .................. Israel 20,973 4,604,832
Sage Group plc (The) ................................ United Kingdom 195,828 3,246,561
SAP SE .......................................... Germany 36,019 10,538,750
b
Xero Ltd. .......................................... New Zealand 27,509 2,897,058
21,287,201

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 0.9%
Industria de Diseno Textil SA ........................... Spain 75,108 $ 4,038,930
Technology Hardware, Storage & Peripherals 0.3%
Canon, Inc. ........................................ Japan 28,800 888,761
Logitech International SA ............................. Switzerland 7,457 566,658
1,455,419
Textiles, Apparel & Luxury Goods 2.6%
adidas AG ......................................... Germany 8,251 1,898,486
Asics Corp. ........................................ Japan 148,417 3,190,083
Hermes International SCA ............................. France 727 1,999,380
LVMH Moet Hennessy Louis Vuitton SE .................. France 3,797 2,103,270
Pandora A/S ....................................... Denmark 19,130 2,847,749
12,038,968
Tobacco 0.7%
Imperial Brands plc .................................. United Kingdom 14,136 580,043
Japan Tobacco, Inc. ................................. Japan 88,161 2,716,068
3,296,111
Trading Companies & Distributors 0.9%
AerCap Holdings NV ................................. Ireland 17,806 1,887,436
MonotaRO Co. Ltd. .................................. Japan 42,000 807,781
Rexel SA ......................................... France 59,982 1,666,517
4,361,734
Transportation Infrastructure 0.5%
a
Aena SME SA , 144A , Reg S ........................... Spain 10,150 2,549,842
Wireless Telecommunication Services 0.7%
KDDI Corp. ........................................ Japan 62,600 1,109,499
Vodafone Group plc ................................. United Kingdom 2,401,353 2,359,809
3,469,308
Total Common Stocks (Cost $ 362,426,939 ) ...................................
458,662,508
Preferred Stocks 0.6%
Household Products 0.6%
c
Henkel AG & Co. KGaA , 2 .98% ......................... Germany 32,664 2,536,894
Total Preferred Stocks (Cost $ 2,389,325 ) .....................................
2,536,894
Total Long Term Investments (Cost $ 364,816,264 ) .............................
461,199,402
a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 26 .
Short Term Investments 5.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 5.1%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 23,986,023 $ 23,986,023
Total Money Market Funds (Cost $ 23,986,023 ) ................................
23,986,023
Total Short Term Investments (Cost $ 23,986,023 ) ..............................
23,986,023
a
Total Investments (Cost $ 388,802,287 ) 103.2% ................................
$485,185,425
Other Assets, less Liabilities (3.2) % .........................................
(14,930,354)
Net Assets 100.0% .........................................................
$470,255,071
a a a
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $8,153,101, representing 1.7% of net assets.
b
Non-income producing.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), April 30, 2025
Franklin U.S. Core Equity (IU) Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 98.9%
Aerospace & Defense 3.3%
General Electric Co. ................................................. 69,369 $ 13,980,628
Lockheed Martin Corp. ............................................... 24,272 11,595,948
Northrop Grumman Corp. ............................................. 2,221 1,080,517
RTX Corp. ........................................................ 41,483 5,232,251
31,889,344
Automobiles 2.0%
General Motors Co. .................................................. 199,486 9,024,746
a
Tesla, Inc. ......................................................... 36,899 10,411,422
19,436,168
Banks 2.7%
Citigroup, Inc. ...................................................... 50,397 3,446,147
JPMorgan Chase & Co. ............................................... 37,645 9,208,720
Wells Fargo & Co. ................................................... 193,484 13,739,299
26,394,166
Beverages 1.0%
a
Boston Beer Co., Inc. (The) , A .......................................... 1,609 395,492
Coca-Cola Consolidated, Inc. .......................................... 1,112 1,507,661
Molson Coors Beverage Co. , B ......................................... 37,080 2,133,212
PepsiCo, Inc. ...................................................... 43,234 5,861,666
9,898,031
Biotechnology 5.5%
AbbVie, Inc. ....................................................... 79,933 15,594,928
Amgen, Inc. ....................................................... 37,112 10,796,623
a
Biogen, Inc. ....................................................... 29,527 3,575,129
a
Exelixis, Inc. ....................................................... 51,796 2,027,814
Gilead Sciences, Inc. ................................................ 109,921 11,710,983
a
Incyte Corp. ....................................................... 33,194 2,079,936
Regeneron Pharmaceuticals, Inc. ....................................... 7,515 4,499,681
a
United Therapeutics Corp. ............................................. 8,119 2,460,788
52,745,882
Broadline Retail 3.3%
a
Amazon.com, Inc. ................................................... 164,798 30,392,047
a
Etsy, Inc. .......................................................... 20,169 876,948
Nordstrom, Inc. ..................................................... 19,005 458,781
31,727,776
Building Products 0.1%
Masco Corp. ....................................................... 12,861 779,505
Capital Markets 1.7%
Bank of New York Mellon Corp. (The) .................................... 37,842 3,042,875
Morgan Stanley ..................................................... 17,779 2,052,052
SEI Investments Co. ................................................. 20,141 1,576,839
State Street Corp. ................................................... 58,213 5,128,566
T Rowe Price Group, Inc. ............................................. 46,249 4,095,349
15,895,681
Chemicals 0.9%
CF Industries Holdings, Inc. ........................................... 35,314 2,767,558
DuPont de Nemours, Inc. ............................................. 51,837 3,420,724
Linde plc .......................................................... 1,422 644,493
RPM International, Inc. ............................................... 17,726 1,892,250

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Chemicals (continued)
Scotts Miracle-Gro Co. (The) ........................................... 7,639 $ 384,853
9,109,878
Commercial Services & Supplies 0.4%
Cintas Corp. ....................................................... 15,824 3,349,624
Vestis Corp. ....................................................... 21,872 191,599
3,541,223
Communications Equipment 1.7%
Cisco Systems, Inc. ................................................. 232,074 13,397,632
a
F5, Inc. ........................................................... 12,588 3,332,547
16,730,179
Construction & Engineering 0.3%
EMCOR Group, Inc. ................................................. 8,340 3,341,838
Consumer Finance 0.4%
Synchrony Financial ................................................. 67,376 3,500,183
Consumer Staples Distribution & Retail 2.8%
Albertsons Cos., Inc. , A ............................................... 56,005 1,230,990
Kroger Co. (The) .................................................... 137,254 9,911,111
Walmart, Inc. ...................................................... 167,446 16,284,124
27,426,225
Containers & Packaging 0.3%
Amcor plc ......................................................... 155,955 1,434,784
Crown Holdings, Inc. ................................................. 13,746 1,324,152
2,758,936
Diversified Consumer Services 0.2%
H&R Block, Inc. ..................................................... 25,464 1,537,262
Diversified Telecommunication Services 1.0%
AT&T, Inc. ......................................................... 318,377 8,819,043
a
Liberty Global Ltd. , A ................................................. 31,105 340,600
a
Liberty Global Ltd. , C ................................................ 30,428 345,053
9,504,696
Electric Utilities 1.4%
American Electric Power Co., Inc. ....................................... 25,985 2,815,215
Edison International ................................................. 22,580 1,208,256
Entergy Corp. ...................................................... 18,140 1,508,704
NRG Energy, Inc. ................................................... 39,488 4,327,095
PPL Corp. ......................................................... 37,671 1,374,991
Southern Co. (The) .................................................. 20,489 1,882,734
13,116,995
Electronic Equipment, Instruments & Components 0.1%
a
Arrow Electronics, Inc. ............................................... 3,107 345,996
Avnet, Inc. ........................................................ 15,872 745,825
1,091,821
Entertainment 1.9%
Electronic Arts, Inc. .................................................. 40,408 5,862,797
a
Netflix, Inc. ........................................................ 6,818 7,716,067

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Entertainment (continued)
a
Spotify Technology SA ................................................ 7,805 $ 4,792,114
18,370,978
Financial Services 6.9%
a
Berkshire Hathaway, Inc. , B ............................................ 53,711 28,641,391
Mastercard, Inc. , A .................................................. 33,248 18,221,899
MGIC Investment Corp. ............................................... 46,531 1,159,087
a
PayPal Holdings, Inc. ................................................ 162,167 10,677,075
Visa, Inc. , A ........................................................ 21,074 7,281,067
Western Union Co. (The) .............................................. 65,051 644,656
66,625,175
Food Products 0.2%
Ingredion, Inc. ...................................................... 13,187 1,751,497
Pilgrim's Pride Corp. ................................................. 7,882 430,200
2,181,697
Gas Utilities 0.0%
†
UGI Corp. ......................................................... 9,646 316,292
Ground Transportation 0.7%
a
Lyft, Inc. , A ........................................................ 65,948 817,755
a
Uber Technologies, Inc. ............................................... 57,963 4,695,583
Union Pacific Corp. .................................................. 4,408 950,629
6,463,967
Health Care Equipment & Supplies 2.5%
Abbott Laboratories .................................................. 74,295 9,714,071
a
Boston Scientific Corp. ............................................... 51,507 5,298,525
a
Hologic, Inc. ....................................................... 46,917 2,730,570
Medtronic plc ...................................................... 74,649 6,327,249
24,070,415
Health Care Providers & Services 0.9%
McKesson Corp. .................................................... 2,947 2,100,592
Premier, Inc. , A ..................................................... 17,874 363,736
UnitedHealth Group, Inc. .............................................. 9,443 3,885,228
Universal Health Services, Inc. , B ....................................... 12,103 2,143,078
8,492,634
Hotel & Resort REITs 0.0%
†
Park Hotels & Resorts, Inc. ............................................ 37,823 375,961
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc. ............................................... 2,654 13,533,489
Boyd Gaming Corp. ................................................. 11,579 800,572
Expedia Group, Inc. ................................................. 17,441 2,737,016
17,071,077
Household Products 2.0%
Colgate-Palmolive Co. ............................................... 114,422 10,548,564
Kimberly-Clark Corp. ................................................. 17,563 2,314,452
Procter & Gamble Co. (The) ........................................... 36,866 5,993,306
18,856,322
Independent Power and Renewable Electricity Producers 0.7%
Vistra Corp. ........................................................ 50,798 6,584,945

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Industrial Conglomerates 0.6%
3M Co. ........................................................... 40,595 $ 5,639,051
Industrial REITs 0.2%
First Industrial Realty Trust, Inc. ........................................ 20,973 997,895
Prologis, Inc. ....................................................... 8,829 902,324
1,900,219
Insurance 1.2%
Aflac, Inc. ......................................................... 5,615 610,238
Assured Guaranty Ltd. ............................................... 9,171 804,572
Axis Capital Holdings Ltd. ............................................. 14,891 1,434,301
Hartford Insurance Group, Inc. (The) ..................................... 38,549 4,728,806
Old Republic International Corp. ........................................ 43,370 1,630,712
Unum Group ....................................................... 31,974 2,483,101
11,691,730
Interactive Media & Services 6.7%
Alphabet, Inc. , A .................................................... 101,389 16,100,573
Alphabet, Inc. , C .................................................... 100,425 16,157,378
Meta Platforms, Inc. , A ............................................... 57,988 31,835,412
64,093,363
IT Services 1.0%
a
DXC Technology Co. ................................................. 33,045 512,859
a
GoDaddy, Inc. , A .................................................... 26,979 5,080,955
a
VeriSign, Inc. ...................................................... 14,719 4,152,524
9,746,338
Leisure Products 0.1%
a
Mattel, Inc. ........................................................ 62,169 987,865
a
Life Sciences Tools & Services 0.5%
a
Mettler-Toledo International, Inc. ........................................ 4,199 4,495,323
a
Waters Corp. ...................................................... 1,531 532,375
5,027,698
Machinery 0.5%
Allison Transmission Holdings, Inc. ...................................... 15,980 1,473,995
Snap-on, Inc. ...................................................... 10,885 3,415,822
4,889,817
Media 1.0%
Comcast Corp. , A ................................................... 217,380 7,434,396
Fox Corp. , A ....................................................... 43,468 2,164,272
9,598,668
Metals & Mining 0.4%
Reliance, Inc. ...................................................... 9,943 2,865,871
Southern Copper Corp. ............................................... 13,464 1,205,297
4,071,168
Oil, Gas & Consumable Fuels 2.9%
Cheniere Energy, Inc. ................................................ 41,320 9,549,465
EOG Resources, Inc. ................................................ 85,283 9,409,274
Exxon Mobil Corp. ................................................... 51,938 5,486,211
Marathon Petroleum Corp. ............................................ 6,666 915,975
Ovintiv, Inc. ........................................................ 51,290 1,722,318

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. ................................................. 7,602 $ 882,516
27,965,759
Passenger Airlines 0.5%
a
United Airlines Holdings, Inc. ........................................... 63,439 4,365,872
a
Personal Care Products 0.1%
a
BellRing Brands, Inc. ................................................. 16,789 1,295,103
a
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co. .............................................. 203,069 10,194,064
Eli Lilly & Co. ...................................................... 9,846 8,851,062
a
Jazz Pharmaceuticals plc ............................................. 10,960 1,281,881
Johnson & Johnson ................................................. 23,557 3,682,195
Royalty Pharma plc , A ................................................ 15,321 502,835
24,512,037
Professional Services 0.2%
Genpact Ltd. ....................................................... 33,637 1,690,596
Real Estate Management & Development 0.0%
†
a
Howard Hughes Holdings, Inc. ......................................... 5,743 382,082
a
Retail REITs 0.9%
Simon Property Group, Inc. ............................................ 53,485 8,417,469
Semiconductors & Semiconductor Equipment 10.5%
Applied Materials, Inc. ................................................ 48,999 7,384,639
Broadcom, Inc. ..................................................... 65,990 12,701,096
a
Cirrus Logic, Inc. .................................................... 10,078 967,891
KLA Corp. ......................................................... 9,670 6,795,012
Lam Research Corp. ................................................. 18,699 1,340,158
NVIDIA Corp. ...................................................... 547,636 59,648,513
QUALCOMM, Inc. ................................................... 83,459 12,390,323
101,227,632
Software 10.9%
a
Adobe, Inc. ........................................................ 33,321 12,494,708
a
AppLovin Corp. , A ................................................... 12,843 3,458,748
a
DocuSign, Inc. , A ................................................... 38,829 3,174,271
a
Dropbox, Inc. , A .................................................... 41,345 1,180,400
a
Fair Isaac Corp. .................................................... 4,419 8,792,396
a
Fortinet, Inc. ....................................................... 100,062 10,382,433
Gen Digital, Inc. .................................................... 110,071 2,847,537
Intuit, Inc. ......................................................... 5,406 3,392,103
Microsoft Corp. ..................................................... 138,622 54,791,732
a
Palantir Technologies, Inc. , A ........................................... 2,570 304,391
a
RingCentral, Inc. , A .................................................. 14,709 375,079
a
Teradata Corp. ..................................................... 17,792 382,528
a
Zoom Communications, Inc. , A ......................................... 48,870 3,789,380
105,365,706
Specialized REITs 0.6%
VICI Properties, Inc. , A ............................................... 171,297 5,484,930
Specialty Retail 2.2%
a
AutoZone, Inc. ..................................................... 356 1,339,486
Bath & Body Works, Inc. .............................................. 39,248 1,197,456
Best Buy Co., Inc. ................................................... 40,738 2,716,817
Gap, Inc. (The) ..................................................... 36,143 791,532

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 26 .
a a
Shares
a
Value
a
Common Stocks
(continued)
Specialty Retail (continued)
Lowe's Cos., Inc. .................................................... 47,819 $ 10,690,416
TJX Cos., Inc. (The) ................................................. 8,400 1,080,912
Williams-Sonoma, Inc. ............................................... 20,816 3,215,447
21,032,066
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc. ........................................................ 285,829 60,738,663
HP, Inc. ........................................................... 190,267 4,865,127
65,603,790
Textiles, Apparel & Luxury Goods 0.3%
a
Crocs, Inc. ........................................................ 10,496 1,012,024
PVH Corp. ........................................................ 10,232 705,803
Tapestry, Inc. ...................................................... 22,455 1,586,446
3,304,273
Tobacco 1.2%
Altria Group, Inc. .................................................... 202,916 12,002,481
Trading Companies & Distributors 0.4%
WW Grainger, Inc. ................................................... 3,332 3,413,001
Total Common Stocks (Cost $ 673,734,262 ) .....................................
953,543,966
a a a a
Short Term Investments 6.9%
a
Money Market Funds 6.9%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .................. 66,882,096 66,882,096
Total Money Market Funds (Cost $ 66,882,096 ) ..................................
66,882,096
Total Short Term Investments (Cost $ 66,882,096 ) ................................
66,882,096
a
Total Investments (Cost $ 740,616,358 ) 105.8% ..................................
$1,020,426,062
Other Assets, less Liabilities (5.8) % ...........................................
(56,348,727)
Net Assets 100.0% ...........................................................
$964,077,335
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds, three of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April
30, 2025, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $1,306,790 $24,029,345 $(24,361,563) $— $— $974,572 974,572 $38,936
Total Affiliated Securities ... $1,306,790 $24,029,345 $(24,361,563) $— $— $974,572 $38,936
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $5,677,294 $124,065,938 $(105,757,209) $— $— $23,986,023 23,986,023 $165,786
Total Affiliated Securities ... $5,677,294 $124,065,938 $(105,757,209) $— $— $23,986,023 $165,786
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $13,432,528 $115,954,564 $(62,504,996) $— $— $66,882,096 66,882,096 $446,720
Total Affiliated Securities ... $13,432,528 $115,954,564 $(62,504,996) $— $— $66,882,096 $446,720
2. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 1,032,118 $ — $ 1,032,118
Air Freight & Logistics ................... — 362,617 — 362,617
Automobile Components ................. — 844,309 — 844,309
Automobiles .......................... — 3,875,170 — 3,875,170
Banks ............................... 1,830,640 18,920,515 — 20,751,155
Beverages ........................... 809,253 1,937,699 — 2,746,952
Broadline Retail ....................... 2,048,556 3,342,834 — 5,391,390
Capital Markets ........................ 597,360 1,528,040 — 2,125,400
Chemicals ........................... — 4,204,969 —
a
4,204,969
Communications Equipment .............. — 176,605 — 176,605
Construction & Engineering ............... — 214,570 — 214,570
Consumer Finance ..................... — 715,550 — 715,550
Consumer Staples Distribution & Retail ...... 1,006,287 346,550 — 1,352,837
Diversified Telecommunication Services ..... — 1,852,101 — 1,852,101
Electric Utilities ........................ — 1,296,578 —
a
1,296,578
Electrical Equipment .................... 499,483 3,155,178 — 3,654,661
Electronic Equipment, Instruments &
Components ........................ — 3,076,247 — 3,076,247
Entertainment ......................... — 1,468,852 — 1,468,852
Financial Services ...................... — 1,438,082 — 1,438,082
Food Products ........................ 1,039,788 1,350,549 — 2,390,337
Gas Utilities .......................... — 261,170 — 261,170
Health Care Equipment & Supplies ......... — 232,878 — 232,878
Health Care Providers & Services .......... — 613,150 — 613,150
Hotels, Restaurants & Leisure ............. — 2,797,065 — 2,797,065
Household Products .................... 158,126 — — 158,126
Independent Power and Renewable Electricity
Producers .......................... — 721,664 — 721,664
Insurance ............................ 1,623,222 1,666,895 — 3,290,117
Interactive Media & Services .............. — 7,595,353 — 7,595,353
IT Services ........................... — 3,522,973 — 3,522,973
Life Sciences Tools & Services ............ — 420,451 — 420,451
Machinery ............................ — 458,097 — 458,097
Marine Transportation ................... — 566,262 — 566,262
Metals & Mining ....................... 982,937 3,495,104 —
a
4,478,041
Oil, Gas & Consumable Fuels ............. 586,768 6,549,274 — 7,136,042
Personal Care Products ................. — 1,165,772 — 1,165,772
Pharmaceuticals ....................... — 2,844,493 — 2,844,493
Real Estate Management & Development .... — 2,427,687 — 2,427,687
Semiconductors & Semiconductor Equipment . — 17,799,596 — 17,799,596
Specialty Retail ........................ — 2,604,827 — 2,604,827
Technology Hardware, Storage & Peripherals . — 5,462,357 — 5,462,357
Textiles, Apparel & Luxury Goods .......... — 1,123,542 — 1,123,542
Transportation Infrastructure .............. 192,138 683,300 — 875,438
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Wireless Telecommunication Services ....... $ 814,887 $ 1,184,972 $ — $ 1,999,859
Preferred Stocks ......................... 3,296,631 — — 3,296,631
Short Term Investments ................... 974,572 — — 974,572
Total Investments in Securities ........... $16,460,648 $115,336,015
b
$— $131,796,663
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 14,427,682 — 14,427,682
Air Freight & Logistics ................... — 1,654,519 — 1,654,519
Automobile Components ................. — 2,408,402 — 2,408,402
Automobiles .......................... — 8,922,855 — 8,922,855
Banks ............................... — 55,172,422 — 55,172,422
Beverages ........................... — 4,049,367 — 4,049,367
Biotechnology ......................... — 3,180,415 — 3,180,415
Broadline Retail ....................... — 5,188,473 — 5,188,473
Building Products ...................... — 4,707,055 — 4,707,055
Capital Markets ........................ — 16,585,656 — 16,585,656
Chemicals ........................... — 10,381,844 — 10,381,844
Commercial Services & Supplies ........... — 1,203,437 — 1,203,437
Communications Equipment .............. — 1,520,360 — 1,520,360
Construction & Engineering ............... — 3,403,043 — 3,403,043
Construction Materials .................. — 2,077,954 — 2,077,954
Consumer Staples Distribution & Retail ...... — 7,480,506 — 7,480,506
Diversified Consumer Services ............ — 588,587 — 588,587
Diversified Telecommunication Services ..... — 12,126,974 — 12,126,974
Electric Utilities ........................ — 7,577,801 — 7,577,801
Electrical Equipment .................... — 7,987,993 — 7,987,993
Electronic Equipment, Instruments &
Components ........................ — 2,217,087 — 2,217,087
Entertainment ......................... 3,605,275 2,550,956 — 6,156,231
Financial Services ...................... — 6,665,547 — 6,665,547
Food Products ........................ — 18,019,263 — 18,019,263
Gas Utilities .......................... — 2,646,029 — 2,646,029
Health Care Equipment & Supplies ......... — 7,474,677 — 7,474,677
Health Care Providers & Services .......... — 827,796 — 827,796
Health Care Technology ................. — 823,329 — 823,329
Hotels, Restaurants & Leisure ............. — 5,860,535 — 5,860,535
Household Durables .................... — 8,561,758 — 8,561,758
Independent Power and Renewable Electricity
Producers .......................... — 562,551 — 562,551
Industrial Conglomerates ................ — 7,743,074 — 7,743,074
Insurance ............................ — 22,906,191 — 22,906,191
Interactive Media & Services .............. — 2,166,192 — 2,166,192
IT Services ........................... — 2,977,614 — 2,977,614
Leisure Products ....................... — 851,437 — 851,437
Life Sciences Tools & Services ............ — 1,967,404 — 1,967,404
Machinery ............................ — 15,783,372 — 15,783,372
Marine Transportation ................... — 1,232,870 — 1,232,870
Media ............................... — 1,131,325 — 1,131,325
Metals & Mining ....................... — 8,862,080 — 8,862,080
Multi-Utilities .......................... — 4,044,804 — 4,044,804
Oil, Gas & Consumable Fuels ............. — 17,127,201 — 17,127,201
4. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Passenger Airlines ..................... $ — $ 1,128,613 $ — $ 1,128,613
Personal Care Products ................. — 10,501,000 — 10,501,000
Pharmaceuticals ....................... — 47,408,124 — 47,408,124
Professional Services ................... — 8,192,426 — 8,192,426
Real Estate Management & Development .... — 5,082,576 — 5,082,576
Retail REITs .......................... — 1,862,223 — 1,862,223
Semiconductors & Semiconductor Equipment . — 14,736,321 — 14,736,321
Software ............................. 4,604,832 16,682,369 — 21,287,201
Specialty Retail ........................ — 4,038,930 — 4,038,930
Technology Hardware, Storage & Peripherals . — 1,455,419 — 1,455,419
Textiles, Apparel & Luxury Goods .......... — 12,038,968 — 12,038,968
Tobacco ............................. — 3,296,111 — 3,296,111
Trading Companies & Distributors .......... 1,887,436 2,474,298 — 4,361,734
Transportation Infrastructure .............. — 2,549,842 — 2,549,842
Wireless Telecommunication Services ....... — 3,469,308 — 3,469,308
Preferred Stocks ......................... — 2,536,894 — 2,536,894
Short Term Investments ................... 23,986,023 — — 23,986,023
Total Investments in Securities ........... $34,083,566 $451,101,859
c
$— $485,185,425
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
d
Common Stocks ......................... 953,543,966 — — 953,543,966
Short Term Investments ................... 66,882,096 — — 66,882,096
Total Investments in Securities ........... $1,020,426,062 $— $— $1,020,426,062
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at April 30, 2025.
b
Includes foreign securities valued at $115,336,015, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $451,101,859, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
PJSC
Public Joint Stock Company
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.